Segment Information (Tables)	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Revenue by Service Segments

The table below sets out a breakdown of our revenue and significant expenses by service segments for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025		2024		2023
	US$	%	US$	%	US$	%

Corporate secretarial services	2,959,684	60.5	2,677,264	61.3	2,191,421	59.2
Accounting services	981,865	20.1	969,316	22.2	785,295	21.2
IP registration services	947,275	19.4	721,929	16.5	727,022	19.6
Total	4,888,824	100.0	4,368,509	100.0	3,703,738	100.0

Schedule of Revenue by Geographical Area

Information for the Group’s revenue by geographical area for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025		2024		2023
	US$	%	US$	%	US$	%
Hong Kong	3,941,550	80.6	3,647,946	83.5	2,976,716	80.4
Singapore	947,274	19.4	720,563	16.5	727,022	19.6
Total	4,888,824	100.0	4,368,509	100.0	3,703,738	100.0